Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

15. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Share options	39,008	51,054	45,973	6,686
Non-vested restricted shares	40,163	42,581	66,790	9,715
Total share-based compensation	79,171	93,635	112,763	16,401

Share Options:

During the year ended December 31, 2010, the Group adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Group’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months. During the year ended 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 plan, the maximum aggregate number of shares which may be issued shall be 2,800,000. The term of any option granted under the 2017 Plan shall not exceed ten years and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2016, 2017 and 2018 was RMB319.16 (US$47.96), RMB388.45 (US$57.30) and RMB396.37 (US$57.65) per share, respectively. There were 62,430, 203,174 and 201,630 options exercised during the years ended December 31, 2016, 2017 and 2018 respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2016	2017	2018
Average risk-free rate of return	1.14%	1.93%	2.78%
Weighted average expected option life	6.1 years	6.1 years	6.1 years
Estimated volatility	55.8%	68.8%	57.6%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during the year ended December 31, 2018:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2018	689,830	273.20	7.3	55,611
Granted	119,850	517.45
Exercised	(201,630)	233.98
Forfeited	(36,576)	197.06
Outstanding as of December 31, 2018	571,474	343.14	7.0	34,344
Exercisable as of December 31, 2018	216,632	324.84	8.9	3,034

As of December 31, 2018, there was RMB82,183 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.65 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2018 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2018	291,589	319.03
Granted	220,850	638.36
Vested	(133,010)	427.53
Forfeited	(8,816)	374.79
Non-vested as of December 31, 2018	370,613	483.29

The total fair value of non-vested restricted shares vested in 2016, 2017 and 2018 was RMB31,223, RMB39,622 and RMB56,866, respectively. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date (or date of modification, as applicable). As of December 31, 2018, there was RMB168,718 in total unrecognized compensation expense related to such non-vestedrestricted shares, which is expected to be recognized over a weighted-average period of 2.87 years.

The Group issued 5,748 non-vested restricted shares to replace 11,495 options that were granted under the Group’s 2011 share incentive plans but unvested as of September 13, 2016, and modified the purchase price for the restricted shares to zero with other vesting conditions remaining unchanged. The Group compared the fair value of the modified awards against the original awards as of the modification date and concluded that there is $150,494 incremental compensation cost related to restricted shares not yet vested to be recognized over the remaining vesting period. The weighted average exercise price before and after the modification are $56.25 and nil per ordinary share, respectively.